Stock-Based Compensation (Details) - USD ($)		1 Months Ended	3 Months Ended	6 Months Ended
	Jun. 08, 2022	Nov. 20, 2021	Jun. 30, 2021	Jun. 30, 2021	Apr. 30, 2021	Oct. 31, 2020
Stock-Based Compensation (Details) [Line Items]
Selling, general and administrative expenses			$ 1,292,604	$ 1,321,428
Share-based compensation expense			417,182	$ 417,182
Shares granted				2,346,381
Stock based compensation expense associated			$ 1,438,344	$ 1,467,168
Unrecognized compensation expense, total				$ 13,900,000
Weighted average period				2 years 6 months
Grant, percentage				80.00%
PSUs,number of vesting shares				498,000
Remaining performance, percentage			20.00%	20.00%
PSUs, granted subject to cash flow				124,500
Recognized stock-based compensation expense			$ 271,442	$ 271,442
Unamortized stock based compensation expense				4,500,000
Employees and Consultants [Member]
Stock-Based Compensation (Details) [Line Items]
Share-based compensation expense				$ 622,500
Aggregate of restricted stock units				622,500
Restricted Stock Units (RSUs) [Member]
Stock-Based Compensation (Details) [Line Items]
Shares granted				106,806
Weighted average period				2 years 3 months 18 days
Restricted Stock Units (RSUs) [Member] | Employees and Consultants [Member]
Stock-Based Compensation (Details) [Line Items]
Shares granted				2,239,575
Forecast [Member] | Restricted Stock Units (RSUs) [Member]
Stock-Based Compensation (Details) [Line Items]
Granted shares veted		49,994
Granted shares	56,812
2020 Equity Incentive Plan [Member]
Stock-Based Compensation (Details) [Line Items]
Shares of common stock						4,904,596
2020 Employee Stock Purchase Plan [Member]
Stock-Based Compensation (Details) [Line Items]
Shares of common stock						2,043,582
Class A Common Stock [Member]
Stock-Based Compensation (Details) [Line Items]
Shares of common stock					299,999
Class A Common Stock [Member] | 2020 Equity Incentive Plan [Member]
Stock-Based Compensation (Details) [Line Items]
Shares of common stock						4,904,596